NATURE OF OPERATIONS AND LIQUIDITY	12 Months Ended
Dec. 31, 2025
NATURE OF OPERATIONS AND LIQUIDITY
NATURE OF OPERATIONS AND LIQUIDITY

1.    Nature of operations and LIQUIDITY

a)    Nature of Operations

Blue Moon Metals Inc. (“Blue Moon” or the “Company”) is an exploration stage company which is focused on the exploration and development of mineral resource properties.

The Company was incorporated on January 15, 2007 under British Columbia’s Business Corporations Act. Its registered office is at 2500-666 Burrard, Vancouver BC V6C 2X8  and its head office is at 550-220 Bay Street, Toronto, Ontario, M5J 2W4.

The Company owns the zinc-silver-gold-copper Blue Moon project in California through its wholly owned subsidiary Keystone Mines Inc. (“Keystone Mines”), the Nussir copper-gold-silver property (“Nussir Project”) in Norway through its 94.52% owned subsidiary Nussir ASA (“Nussir”), and the Sulitjelma copper-zinc property (“Sulitjelma Project”) in Norway through its wholly owned subsidiary Nye Sulitjelma Gruver SA (“NSG”). See Note 3 for more details.

On March 14, 2025, the Company completed a 10:1 share consolidation.

These consolidated financial statements were approved for issue by the Company’s Board of Directors on April 23, 2026.

b)    Liquidity

The nature of the Company’s operations requires significant expenditures for the acquisition, exploration, and evaluation of mineral properties.  To date, the Company has not received any revenue from mining operations and is considered to be in the advanced exploration stage. The Company’s operations have been primarily funded from equity financings. The Company will continue to require additional funding to maintain its ongoing exploration and evaluation programs, property maintenance payments, operations and project development and construction as it starts entering into the development stage.

These consolidated financial statements have been prepared using IFRS as issued by the International Accounting Standards (“IFRS® Accounting Standards”) applicable to a going concern, which assumes the realization of assets and settlement of liabilities in the normal course of business as they come due.

During 2024 and 2025, the Company has been successful in securing financing and raised over $125.5 million in gross receipts from equity financings. In addition, the Company has also secured a project financing package for the Nussir project, which is expected to become available subject to completion of definitive agreements and other conditions, such conditions to include, the filing of the feasibility study report and a positive final investment decision

Based on the above, management expects that the Company has sufficient liquidity to meet its obligations and continue its planned activities for at least the next 12-months from December 31, 2025.